Commitments and Contingencies Health Benefit Plan Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Plan Costs	$ 24,331	$ 20,548	$ 19,802